Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Valuation of Company's Financial Instruments (Details) - Fair value, inputs, level 2 - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 2,677	$ 2,254
Derivative instruments – liability position	$ 526	$ 307